Document and Entity Information	12 Months Ended
Jul. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	BGS Acquisition Corp.
Entity Central Index Key	0001532700
Document Type	20-F
Amendment Flag	true
Amendment Description
EXPLANATORY NOTE

BGS Acquisition Corp. (“we,” “us,” “our” or the “Company”) is filing this Amendment No. 1 (this “Amendment”) to Annual Report on Form 20-F/A for the period ended July 31, 2012 (as amended, this “Annual Report”) to amend and restate its Annual Report originally filed on December 14, 2012 (as originally filed, the “Original Filing”). This Amendment is being filed to (i) amend and restate the disclosure in “Item 5. Operating and Financial Review and Prospects” and (ii) amend and restate the financial statements and footnotes in “Item 18. Financial Statements.” In addition, as required by Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s principal executive officer and principal financial officer are filed as exhibits to this Amendment.

This Amendment restates our financial statements for the period from August 9, 2011 (date of incorporation) to July 31, 2012 (as originally filed, the “Prior Financial Statements” and as restated, the “Restated Financial Statements”) to correct the accounting for our outstanding warrants. The warrants were issued as part of the units (consisting of one ordinary share and one warrant to purchase an ordinary share) in the Company sold in connection with the Company’s initial public offering, which was completed March 26, 2012.  The warrants contain a cash settlement provision (the “Cash Settlement Provision”), as provided in that certain warrant agreement (the “Warrant Agreement”), dated as of March 20, 2012, by and between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent, in the event of a Fundamental Transaction (as defined in the Warrant Agreement), after the initial Business Combination (as defined in the Warrant Agreement), which requires liability treatment in accordance with Accounting Standards Codification (“ASC”) Section 815-40-15-2.  As a result of this provision, the Company has determined that it will reflect in the Restated Financial Statements, and will reflect in any future financial statements, the warrants as a derivative liability with changes in the fair value recorded in the current period earnings.

The Restated Financial Statements reflect the reclassification of the warrants from equity to a liability in an amount equal to the fair value of the warrants at the date of the initial public offering and at the end of each period covered by the Restated Financial Statements. The adjustment is a non-cash adjustment, will have no impact on the Company’s cash flows and will not affect previously reported amounts of cash provided by (used in) operating activities, investment activities and financing activities.

This Amendment amends and restates certain sections of the Original Filing. Except for the information described above, this Amendment does not reflect events occurring after the filing of the Original Filing (except as provided in Footnote 12. Subsequent Events of the Restated Financial Statements, which has been updated by this Amendment) and unless otherwise stated herein, the information contained in the Amendment is current only as of the time of the Original Filing. Except as described above, no other changes have been made to the Original Filing. Accordingly, the Amendment should be read in conjunction with the Company’s filings made with the Securities and Exchange Commission (the “SEC”) subsequent to the filing of the Original Filing. The sections of the Original Filing affected by this Amendment should no longer be relied upon.

Document Period End Date	Jul. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--07-31
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	5,333,333